Significant Accounting Policies - Summary of Lease Components Applying IAS17 And IFRIC4 (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
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Commitments for operating lease as of December 31, 2018 as disclosed in the Group's consolidated financial statements			¥ 58,688
(Less) Short-term leases recognized as an expense on a straight-line basis	¥ (545)	¥ (708)
(Less) Leases of low-value assets recognized as an expense on a straight-line basis	(29)	(32)
(Less) Lease contracts start on or after January 1, 2019	(3,092)
Lease liabilities before discounts	55,022
Discounts using the Group's incremental borrowing rate	(7,009)
Lease liabilities recognized at January 1, 2019	¥ 48,013	¥ 56,637